Long-Term Debt and Other Financial Liabilities, AVIC Hellasship Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Jun. 04, 2024 USD ($)	Dec. 31, 2023 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 261,451		$ 213,711
First Four Installments [Member]
Sale and Leaseback Transaction [Abstract]
Installment payment	700
Last Sixteen Installments [Member]
Sale and Leaseback Transaction [Abstract]
Installment payment	$ 388
AVIC Hellasship Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount		$ 19,500
Term of charter contract	5 years
Balloon payment	$ 10,500
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ship:TermSecuredOvernightFinancingRateSofrMember
Term of variable rate	3 months
Margin on variable rate	2.55%
Corporate leverage ratio	75.00%
Minimum value maintenance ratio to be maintained	1.20
Balance outstanding	$ 17,400
AVIC Hellasship Sale and Leaseback [Member] | First Four Installments [Member]
Sale and Leaseback Transaction [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
AVIC Hellasship Sale and Leaseback [Member] | Last Sixteen Installments [Member]
Sale and Leaseback Transaction [Abstract]
Number of payment installments | Installment	16
Frequency of periodic payment	quarterly